Note 20 - Subsequent Events (Details Textual)									1 Months Ended		4 Months Ended	12 Months Ended
	Jan. 28, 2025 USD ($)	Jan. 10, 2025 USD ($)	Jan. 02, 2025 USD ($)	Jul. 11, 2024 USD ($)	May 03, 2024 USD ($)	Apr. 18, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 30, 2023 USD ($)	Feb. 28, 2025 $ / shares	Mar. 31, 2023 USD ($)	Apr. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Mar. 07, 2025	Dec. 16, 2024 USD ($)
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property												$ 5,692,653	$ 5,158,370	$ (0)
Proceeds from Issuance of Debt												$ 114,400,000	$ 92,000,000	$ 19,250,000
Common Stock, Dividends, Per Share, Declared (in dollars per share) | $ / shares												$ 2.4	$ 2	$ 1.5
Stock Repurchased and Retired During Period, Value												$ 1,065,750	$ 3,145,435	$ 5,026,746
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				Secured Overnight Financing Rate (SOFR) [Member]		Secured Overnight Financing Rate (SOFR) [Member]
Share Repurchase Program [Member]
Stock Repurchased and Retired During Period, Shares (in shares) | shares												24,744	162,375	238,335
Stock Repurchased and Retired During Period, Value												$ 1,070,000.00	$ 3,150,000	$ 5,030,000.00
Forecast [Member] | Share Repurchase Program [Member]
Stock Repurchased and Retired During Period, Shares (in shares) | shares											40,925
Stock Repurchased and Retired During Period, Value											$ 1,310,000
Term Sheet With Major Commercial Banking Institution [Member]
Proceeds from Issuance of Debt				$ 20,400,000	$ 22,500,000	$ 22,000,000	$ 26,000,000
Debt Instrument, Number of Consecutive Quarterly Installments										28
Debt Instrument, Periodic Payment				255,000	562,500	300,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 13,260,000	$ 22,500,000	$ 16,000,000	10,400,000			$ 10,400,000
Debt Instrument, Basis Spread on Variable Rate				0.90%	1.95%	2.10%				2.15%
Line of Credit Facility, Maximum Borrowing Capacity				$ 20,400,000	$ 45,000,000		$ 26,000,000			$ 26,000,000
Line of Credit Facility, Maximum Borrowing Amount, Percent of the Vessel's Market Value for Financing				60.00%	70.00%		67.00%			67.00%
Term Sheet With Eurobank Ergasias S.A [Member]
Proceeds from Issuance of Debt								$ 26,000,000
Line of Credit Facility, Maximum Borrowing Capacity																$ 26,000,000
Line of Credit Facility, Maximum Borrowing Amount, Percent of the Vessel's Market Value for Financing																65.00%
Subsequent Event [Member]
Spinoff Transaction, Number of Company’s Common Shares Exchanged for Each Two and a Half Common Shares of Eurodry															1
Subsequent Event [Member] | O 2025 Q1 Dividends [Member]
Common Stock, Dividends, Per Share, Declared (in dollars per share) | $ / shares									$ 0.65
Subsequent Event [Member] | Term Sheet With Major Commercial Banking Institution [Member]
Proceeds from Issuance of Debt	$ 26,000,000
Debt Instrument, Number of Consecutive Quarterly Installments	20
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 16,000,000
Debt Instrument, Basis Spread on Variable Rate	1.80%
Subsequent Event [Member] | Term Sheet With Major Commercial Banking Institution [Member] | First Twelve Installments [Member]
Debt Instrument, Periodic Payment	$ 650,000
Subsequent Event [Member] | Term Sheet With Major Commercial Banking Institution [Member] | Second Twelve Installments [Member]
Debt Instrument, Periodic Payment	$ 275,000
Subsequent Event [Member] | Term Sheet With Eurobank Ergasias S.A [Member]
Proceeds from Issuance of Debt			$ 26,000,000
Debt Instrument, Periodic Payment			460,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid			$ 13,120,000
Debt Instrument, Basis Spread on Variable Rate			1.80%
Subsequent Event [Member] | M/V Diamantis [Member]
Proceeds from Sale of Property, Plant, and Equipment		$ 13,150,000
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property		$ 10,300,000